Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Commercial Paper	$ 816,100	$ 1,331,445
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	1,850,000
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity	1,183,900
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	69,949
Line of Credit Facility, Remaining Borrowing Capacity	$ 69,924
Weighted-average interest rate of notes payable	0.20%	0.30%
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%